THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
JANUARY 31, 2022 (Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATION — 13.9%

	Face Amount	Value
U.S. Treasury Bills (A)(B)^
0.100%, 04/28/22	$7,000,000	$6,996,865
TOTAL U.S. TREASURY OBLIGATION

(Cost $6,998,328)		6,996,865

TOTAL INVESTMENTS — 13.9%
(Cost $6,998,328)		$6,996,865

A list of the open futures contracts held by the Fund at January 31, 2022, is as follows:

					Unrealized

	Number of	Expiration	Notional		Appreciation/

Type of Contract	Contracts	Date	Amount	Value	(Depreciation)
Long Contracts
Amsterdam Index	5	Feb-2022	$869,981	$847,088	$(14,498)
Australian 10-Year Bond	60	Mar-2022	5,918,715	5,812,631	(13,381)
Brent Crude^	48	Mar-2022	4,240,040	4,284,480	44,440
British Pound^	38	Mar-2022	3,178,506	3,195,563	17,057
Copper^	6	Apr-2022	671,325	648,675	(22,650)
Corn^	1	Mar-2022	31,900	31,300	(600)
Euro-BTP	87	Mar-2022	14,451,251	14,258,257	(123,429)
Euro-Bund	2	Mar-2022	378,663	379,971	(1,800)
Euro-OAT	97	Mar-2022	17,894,542	17,545,915	(154,364)
FTSE MIB Index	8	Mar-2022	1,176,618	1,202,849	27,035
Gasoline^	52	Mar-2022	5,396,009	5,578,810	182,801
Gold^	27	Apr-2022	4,935,740	4,850,280	(85,460)
IBEX	13	Feb-2022	1,287,331	1,253,367	(24,172)
Japanese 10-Year Bond	8	Mar-2022	10,536,237	10,477,581	(8,615)
Lean Hogs^	58	Apr-2022	2,072,310	2,220,240	147,930
LME Copper^	13	Feb-2022	3,151,081	3,105,050	(46,031)
LME Copper^	15	Mar-2022	3,642,381	3,575,250	(67,131)
LME Lead^	32	Feb-2022	1,847,713	1,803,400	(44,313)
LME Lead^	80	Mar-2022	4,654,516	4,506,500	(148,016)
LME Nickel^	19	Feb-2022	2,308,005	2,597,832	289,827
LME Nickel^	29	Mar-2022	3,758,475	3,930,312	171,837
LME Primary Aluminum^	41	Feb-2022	2,862,630	3,123,175	260,545
LME Primary Aluminum^	52	Mar-2022	3,897,978	3,937,700	39,722
LME Zinc^	26	Feb-2022	2,288,700	2,345,200	56,500
LME Zinc^	30	Mar-2022	2,706,694	2,704,875	(1,819)
NASDAQ 100 Index E-MINI	7	Mar-2022	2,026,080	2,086,700	60,620
NY Harbor ULSD^	20	Mar-2022	2,211,938	2,281,188	69,250

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
JANUARY 31, 2022 (Unaudited)

					Unrealized

	Number of	Expiration	Notional		Appreciation/

Type of Contract	Contracts	Date	Amount	Value	(Depreciation)
NYMEX Cocoa^	10	Mar-2022	$252,390	$252,800	$410
Platinum^	20	Apr-2022	964,455	1,020,800	56,345
Silver^	18	Apr-2022	2,085,100	2,015,370	(69,730)
Soybean^	26	Mar-2022	1,776,638	1,937,650	161,012
Soybean Meal^	29	Mar-2022	1,163,960	1,214,810	50,850
SPI 200 Index	35	Mar-2022	4,443,163	4,249,008	(150,578)
Sugar No. 11^	7	Mar-2022	145,746	142,845	(2,901)
WTI Crude Oil^	61	Feb-2022	5,225,910	5,377,150	151,240

			$124,452,721	$124,794,622	$807,933

Short Contracts
AUD USD Currency	(33)	Mar-2022	$(2,377,155)	$(2,334,585)	$42,570
CAC40 10 Euro Index	(41)	Feb-2022	(3,304,404)	(3,222,671)	60,502
CAD Currency	(43)	Mar-2022	(3,367,385)	(3,386,035)	(18,650)
Canadian 10-Year Bond	(1)	Mar-2022	(109,216)	(109,428)	(212)
Coffee C^	(24)	Mar-2022	(2,082,281)	(2,115,900)	(33,619)
Cotton No. 2^	(1)	Mar-2022	(61,020)	(63,785)	(2,765)
DAX Index	(6)	Mar-2022	(2,571,928)	(2,595,830)	(7,202)
Euro FX 2022	(24)	Mar-2022	(3,386,206)	(3,376,050)	10,156
Euro STOXX 50	(31)	Mar-2022	(1,431,784)	(1,442,873)	(26)
FTSE 100 Index	(46)	Mar-2022	(4,686,296)	(4,575,873)	53,940
Hang Seng Index	(7)	Feb-2022	(1,094,819)	(1,071,136)	22,297
Japanese Yen	(36)	Mar-2022	(3,936,113)	(3,914,550)	21,563
Live Cattle^	(58)	May-2022	(3,259,930)	(3,352,980)	(93,050)
LME Copper^	(13)	Feb-2022	(3,121,488)	(3,105,050)	16,438
LME Copper^	(6)	Mar-2022	(1,452,706)	(1,430,100)	22,606
LME Lead^	(32)	Feb-2022	(1,841,944)	(1,803,400)	38,544
LME Lead^	(41)	Mar-2022	(2,381,649)	(2,309,581)	72,068
LME Nickel^	(19)	Feb-2022	(2,310,450)	(2,597,832)	(287,382)
LME Nickel^	(24)	Mar-2022	(3,237,067)	(3,252,672)	(15,605)
LME Primary Aluminum^	(41)	Feb-2022	(2,807,275)	(3,123,175)	(315,900)
LME Primary Aluminum^	(26)	Mar-2022	(1,961,821)	(1,968,850)	(7,029)
LME Zinc^	(26)	Feb-2022	(2,253,456)	(2,345,200)	(91,744)
LME Zinc^	(19)	Mar-2022	(1,694,863)	(1,713,088)	(18,225)
Long Gilt 10-Year Bond	(112)	Apr-2022	(18,681,619)	(18,370,681)	144,689
Natural Gas^	(2)	Feb-2022	(82,190)	(97,480)	(15,290)
Nikkei 225 Index	(4)	Mar-2022	(951,482)	(940,216)	5,737
S&P 500 Index E-MINI	(7)	Mar-2022	(1,544,388)	(1,576,488)	(32,100)
S&P TSX 60 Index	(21)	Mar-2022	(4,159,557)	(4,218,999)	(68,384)
Soybean Oil^	(20)	Mar-2022	(718,458)	(777,840)	(59,382)

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
JANUARY 31, 2022 (Unaudited)

					Unrealized

	Number of	Expiration	Notional		Appreciation/

Type of Contract	Contracts	Date	Amount	Value	(Depreciation)
U.S. 10-Year Treasury Notes	(284)	Mar-2022	$(36,338,766)	$(36,343,125)	$(4,359)
U.S. Long Treasury Bond	(15)	Mar-2022	(2,324,656)	(2,334,375)	(9,719)
Wheat^	(46)	Mar-2022	(1,835,763)	(1,750,875)	84,888

			$(121,368,135)	$(121,620,723)	$(484,645)

			$3,084,586	$3,173,899	$323,288

‡ The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

For the period ended January 31, 2022, the quarterly average notional value of long contracts held was $124,452,721 and the quarterly average notional value of short contracts held was $(121,368,135).

Percentages are based on Net Assets of $50,172,635.

(A)	Security, or a portion thereof, has been pledged as collateral on open futures contracts. (B) The rate shown is the security’s effective yield at time of purchase.
^	Security, or a portion thereof, is held by the RQSI GAA Systematic Global Macro Fund, Ltd., a wholly owned subsidiary of the Fund, as of January 31, 2022.

AUD — Australian Dollar

BTP — Buoni del Tesoro Poliennali

CAC — Cotation Assistee en Continu (continuous assisted quotation)

CAD — Canadian Dollar

DAX — Deutscher Aktien 30 Index

FTSE — Financial Times Stock Exchange

IBEX — International Business Exchange

LME — London Metal Exchange

MIB — Milano Indice di Borsa

NASDAQ — National Association of Securities Dealers and Automated Quotation

NYMEX — New York Mercantile Exchange

OAT — Obligations Assimilables du Trésor

S&P — Standard & Poors

SPI — Share Price Index

STOXX — Eurozone Stock Index

TSX — Toronto Stock Exchange

ULSD — Ultra-Low Sulfur Diesel

USD — United States Dollar

WTI — West Texas Intermediate

The following is a list of the level of inputs used as of January 31, 2022, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligation	$—	$6,996,865	$—	$6,996,865

Total Investments in Securities	$—	$6,996,865	$—	$6,996,865

THE ADVISORS’ INNER CIRCLE FUND II	RQSI GAA SYSTEMATIC
GLOBAL MACRO FUND
JANUARY 31, 2022 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$2,383,419	$–	$–	$2,383,419
Unrealized Depreciation	(2,060,131)	–	–	(2,060,131)

Total Other Financial Instruments	$323,288	$–	$–	$323,288

* Futures are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

RQS-QH-002-0800

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